Consolidated Statements of Operations and Comprehensive Loss - USD ($)	6 Months Ended				12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2023
Income Statement [Abstract]
Revenue	$ 3,948,768		$ 4,275,874		$ 7,646,739		$ 13,968,535		$ 7,874,886
Cost	(3,153,465)		(3,640,935)		(6,366,621)		(11,430,162)		(6,779,892)
Gross profit	795,303		634,939		1,280,118		2,538,373		1,094,994
Operating expenses:
Salaries and benefits (Note 13)	507,729		1,200,234		1,569,769		4,045,692		2,389,892
Share-based compensation	30,443				414,051		9,119,764
Depreciation and amortization	126,224		67,051		172,018		149,078		94,816
Selling, general and administrative	1,008,194		1,117,271		2,669,395		4,927,584		1,898,986
Total operating expenses	1,672,590		2,384,556		4,825,233		18,242,118		4,383,694
Other income:
Government incentives					30,751				27,892
Other income, net	18,870		93,737		130,558		81,759		47,448
Total other income, net	18,870		93,737		161,309		81,759		75,340
Loss before income tax expense	(858,417)		(1,655,880)		(3,383,806)		(15,621,986)		(3,213,360)
Income tax credit							19,194
Net loss	(858,417)		(1,655,880)		(3,383,806)		(15,602,792)		(3,213,360)
Other comprehensive income:
Foreign currency translation, net of income tax	(53,971)		60,242		163,030		139,230		396,262
Comprehensive loss	$ (912,388)		$ (1,595,638)		$ (3,220,776)		$ (15,463,562)		$ (2,817,098)
Net loss per share* (Note 16)
Basic	$ (0.51)	[1]	$ (1.92)	[1]	$ (3.82)	[2]	$ (18.09)	[2]	$ (5.04)	[2]
Diluted	$ (0.51)	[1]	$ (1.92)	[1]	$ (3.82)	[2]	$ (18.09)	[2]	$ (5.04)	[2]
Weighted average number of ordinary shares*
Basic	1,679,782	[1]	862,293	[1]	885,796	[2]	862,293	[2]	637,050	[2]
Diluted	1,679,782	[1]	862,293	[1]	885,796	[2]	862,293	[2]	637,050	[2]

[1]	Retroactively restated to give effect to a share consolidation at a ratio of 1:5 ordinary shares effective on September 25, 2025.
[2]	Retroactively restated to give effect to a share consolidation at a ratio of 1:8 ordinary shares effective on February 28, 2025. Retroactively restated to give effect to a share consolidation at a ratio of 1:5 ordinary shares effective on September 25, 2025.